RECOVERABLE TAXES (Tables)	3 Months Ended
Mar. 31, 2022
RECOVERABLE TAXES
Schedule of recoverable taxes

	3/31/2022	12/31/2021
Current assets
IRRF	114,812	518,797
PIS/COFINS recoverable	231,783	191,934
ICMS recoverable	34,080	30,290
Others	30,191	14,885
	410,866	755,906
Non-current assets
Income tax/Social contribuition	180,193	180,193
PIS/COFINS recoverable	185,506	183,772
ICMS recoverable	66,368	64,706
Others	26,079	20,587
	458,146	449,258

Total	869,012	1,205,164